Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Mid Cap Research Enhanced Index Fund
(the “Fund”)
Supplement dated May 22, 2025
to the Fund’s Class A, Class C, Class I, Class R, and Class W Shares’
Summary Prospectus and Prospectus,
each dated September 30, 2024, as supplemented
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME
On May 15, 2025, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund, effective at the close of business on July 28, 2025: (i) the appointment of Voya Investment Management (UK) Limited (“Voya UK”) as sub-sub-adviser to the Fund; (ii) changing the Fund’s sub-advisory fee schedule; (iii) changing the Fund’s secondary benchmark from the “S&P MidCap 400® Index” to the “Russell 2500TM Index”; (iv) changing the Fund’s investment objective, principal investment strategies, including changes to the Fund’s policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests (the “80% policy”), principal risks, and portfolio managers; and (v) changing the Fund’s name to “Voya MI Dynamic SMID Cap Fund”. From the open of business on July 28, 2025 through the close of business on July 31, 2025, the Fund will be in a “transition period” during which time the Fund’s assets will be allocated to Voya UK. During the transition period, the Fund may not be pursuing its investment objective and strategies. The sale and purchase of securities during the transition period may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund’s shareholders.
In connection with the foregoing, the following changes will be made:
Current 80% Policy	80% Policy as of close of business, July 28,
2025
Voya Mid Cap Research Enhanced Index	Voya MI Dynamic SMID Cap Fund
Fund
Under normal market conditions, the Fund	Under normal circumstances, the Fund invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount
borrowings for investment purposes) in	of any borrowings for investment purposes) in
securities of mid-capitalization companies	investments tied to small- to mid-capitalization
included in the index.	companies.
In addition, effective at the close of business on July 28, 2025, the Prospectuses are revised as follows:
1.All references to “Voya Mid Cap Research Enhanced Index Fund” are deleted in their entirety and replaced with “Voya MI Dynamic SMID Cap Fund”.
2.The section of the Prospectuses entitled “Investment Objective” is deleted in its entirety and replaced with the following:
The Fund seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with small- to mid-market capitalizations.
3.The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small- to mid- capitalization companies. For purposes of this 80% policy, small- to mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2500TM Index (the “Index”).
The market capitalization of companies within the Index will change with market conditions. As of March 31, 2025, the market capitalization of companies within the Index ranged from $5.2 million to $42.8 billion.
In managing the Fund, the sub-adviser and the sub-sub-adviser (together, the “Sub- Adviser”) invests in a portfolio of common stocks of small- to mid-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning-based artificial intelligence (“AI”) models, to select securities for potential investment and to support portfolio trading.
As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative models, and seek to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models that are identified.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund may use derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund.
The Fund may invest, to a limited extent, in foreign (non-U.S.) stocks and depositary receipts.
The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
4.The section of the Prospectuses entitled “Principal Risks” is amended to: (i) delete the “Environmental, Social, and Governance (Quantitative)” risk, and (ii) include the following risks:
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub- Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Portfolio Turnover: The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
5.The section of the Prospectuses entitled “Performance Information” is amended to include the following:
The Fund’s performance prior to July 28, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current principal investment strategies had been in place for the prior periods, the performance information shown would have been different.

Voya Mid Cap Research Enhanced Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA EQUITY TRUST
Voya Mid Cap Research Enhanced Index Fund
(the “Fund”)
Supplement dated May 22, 2025
to the Fund’s Class A, Class C, Class I, Class R, and Class W Shares’
Summary Prospectus and Prospectus,
each dated September 30, 2024, as supplemented
(together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY AND NAME
On May 15, 2025, the Board of Trustees of Voya Equity Trust approved the following changes with respect to the Fund, effective at the close of business on July 28, 2025: (i) the appointment of Voya Investment Management (UK) Limited (“Voya UK”) as sub-sub-adviser to the Fund; (ii) changing the Fund’s sub-advisory fee schedule; (iii) changing the Fund’s secondary benchmark from the “S&P MidCap 400® Index” to the “Russell 2500TM Index”; (iv) changing the Fund’s investment objective, principal investment strategies, including changes to the Fund’s policy to invest, under normal circumstances, at least 80% of the value of its assets in investments in accordance with the investment focus that its name suggests (the “80% policy”), principal risks, and portfolio managers; and (v) changing the Fund’s name to “Voya MI Dynamic SMID Cap Fund”. From the open of business on July 28, 2025 through the close of business on July 31, 2025, the Fund will be in a “transition period” during which time the Fund’s assets will be allocated to Voya UK. During the transition period, the Fund may not be pursuing its investment objective and strategies. The sale and purchase of securities during the transition period may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Fund, resulting in taxable distributions to the Fund’s shareholders.
In connection with the foregoing, the following changes will be made:
Current 80% Policy	80% Policy as of close of business, July 28,
2025
Voya Mid Cap Research Enhanced Index	Voya MI Dynamic SMID Cap Fund
Fund
Under normal market conditions, the Fund	Under normal circumstances, the Fund invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount
borrowings for investment purposes) in	of any borrowings for investment purposes) in
securities of mid-capitalization companies	investments tied to small- to mid-capitalization
included in the index.	companies.
In addition, effective at the close of business on July 28, 2025, the Prospectuses are revised as follows:
1.All references to “Voya Mid Cap Research Enhanced Index Fund” are deleted in their entirety and replaced with “Voya MI Dynamic SMID Cap Fund”.
2.The section of the Prospectuses entitled “Investment Objective” is deleted in its entirety and replaced with the following:
The Fund seeks growth of capital primarily through investment in a diversified portfolio of common stock of companies with small- to mid-market capitalizations.
3.The section of the Prospectuses entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investments tied to small- to mid- capitalization companies. For purposes of this 80% policy, small- to mid-capitalization companies means companies with market capitalizations that fall within the capitalization range of companies within the Russell 2500TM Index (the “Index”).
The market capitalization of companies within the Index will change with market conditions. As of March 31, 2025, the market capitalization of companies within the Index ranged from $5.2 million to $42.8 billion.
In managing the Fund, the sub-adviser and the sub-sub-adviser (together, the “Sub- Adviser”) invests in a portfolio of common stocks of small- to mid-capitalization companies that it believes have the potential to outperform the Index over the long term. The Sub-Adviser uses quantitative methods, including machine learning-based artificial intelligence (“AI”) models, to select securities for potential investment and to support portfolio trading.
As part of the securities selection process, the AI models analyze a variety of inputs, including among other things, financial, fundamental, macro, and technical characteristics. The data may include structured data (e.g., financial information) and unstructured data (e.g., press releases and news articles). The AI model is designed to identify companies whose perceived value is not reflected in the stock price by identifying persistent patterns in company data that have historically been correlated with outperformance. The Sub-Adviser utilizes a dynamic portfolio construction process and trades opportunistically based on the AI models’ selections; such trading may be frequent. The Sub-Adviser may also use other quantitative techniques or inputs to implement its investment strategy. Portfolio managers and analysts at the Sub-Adviser review the AI models’ selections, oversee the operation of all quantitative models, and seek to mitigate a number of risks the models might pose, including any biases or operational deficiencies in the models that are identified.
The Fund may invest in derivative instruments including, but not limited to, put and call options. The Fund may use derivative instruments to seek to reduce exposure to other risks, such as currency risk, to substitute for taking a position in the underlying asset, to maintain equity market exposure on its cash balance, and/or to seek to enhance returns in the Fund.
The Fund may invest, to a limited extent, in foreign (non-U.S.) stocks and depositary receipts.
The Fund may invest in real estate-related securities, including real estate investment trusts (“REITs”).
The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder.
In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of a company. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of a company’s ESG standing. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in a company, if at all, will depend on the analysis and judgment of the Sub-Adviser.
The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising.
The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1⁄3% of its total assets.
4.The section of the Prospectuses entitled “Principal Risks” is amended to: (i) delete the “Environmental, Social, and Governance (Quantitative)” risk, and (ii) include the following risks:
Currency: To the extent that the Fund invests directly or indirectly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.
Environmental, Social, and Governance (Equity): The Sub-Adviser’s consideration of ESG factors in selecting investments for the Fund is based on information that is not standardized, some of which can be qualitative and subjective by nature. The Sub- Adviser’s assessment of ESG factors in respect of a company may rely on third-party data that might be incorrect or based on incomplete or inaccurate information. There is no minimum percentage of the Fund’s assets that will be invested in companies that the Sub-Adviser views favorably in light of ESG factors, and the Sub-Adviser may choose not to invest in companies that compare favorably to other companies on the basis of ESG factors. It is possible that the Fund will have less exposure to certain companies due to the Sub-Adviser’s assessment of ESG factors than other comparable mutual funds. There can be no assurance that an investment selected by the Sub-Adviser, which includes its consideration of ESG factors, will provide more favorable investment performance than another potential investment, and such an investment may, in fact, underperform other potential investments.
Foreign (Non-U.S.) Investments: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due, in part, to: smaller markets; differing reporting, accounting, auditing and financial reporting standards and practices; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; and political changes or diplomatic developments, which may include the imposition of economic sanctions (or the threat of new or modified sanctions) or other measures by the U.S. or other governments and supranational organizations. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.
Growth Investing: Prices of growth-oriented stocks are more sensitive to investor perceptions of the issuer’s growth potential and may fall quickly and significantly if investors suspect that actual growth may be less than expected. There is a risk that funds that invest in growth-oriented stocks may underperform other funds that invest more broadly. Growth-oriented stocks tend to be more volatile than value-oriented stocks, and may underperform the market as a whole over any given time period.
Portfolio Turnover: The Fund may engage in active and frequent trading of portfolio securities to carry out its investment strategies, which may result in high portfolio turnover. A high portfolio turnover rate may increase transaction costs, which may lower the Fund’s performance and may increase the likelihood of capital gains distributions.
Small-Capitalization Company: Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of a limited operating history, small size, limited markets and financial resources, narrow product lines, less management depth and more reliance on key personnel. The securities of small-capitalization companies are subject to liquidity risk as they are often traded over-the-counter and may not be traded in volumes typically seen on national securities exchanges.
Value Investing: Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in market interest rates, corporate earnings and industrial production. The manager may be wrong in its assessment of a company’s value and the securities the Fund holds may not reach their full values. Risks associated with value investing include that a security that is perceived by the manager to be undervalued may actually be appropriately priced and, thus, may not appreciate and provide anticipated capital growth. The market may not favor value-oriented securities and may not favor equities at all. During those periods, the Fund’s relative performance may suffer. There is a risk that funds that invest in value-oriented securities may underperform other funds that invest more broadly.
5.The section of the Prospectuses entitled “Performance Information” is amended to include the following:
The Fund’s performance prior to July 28, 2025 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current principal investment strategies had been in place for the prior periods, the performance information shown would have been different.